Revenue from Contracts with Customer - Schedule of Revenue Disaggregation by Location (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 581,977	$ 533,732	$ 736,654	$ 691,710
Americas
Disaggregation of Revenue [Line Items]
Total revenues	287,942	259,216	356,331	328,749
United States
Disaggregation of Revenue [Line Items]
Total revenues	251,194	222,769	306,493	277,706
EMEA
Disaggregation of Revenue [Line Items]
Total revenues	184,913	171,604	236,602	231,486
United Kingdom
Disaggregation of Revenue [Line Items]
Total revenues	46,355	41,443	57,321	59,086
Asia-Pacific ("APAC")
Disaggregation of Revenue [Line Items]
Total revenues	$ 109,122	$ 102,912	$ 143,721	$ 131,475